ADVISORS PREFERRED TRUST

The Gold Bullion Strategy Fund – Class A and Class C Shares

Incorporated herein by reference is the definitive version of the prospectus for The Gold Bullion Strategy Fund – Class A Shares and Class C Shares filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 22, 2014 (SEC Accession No. 0000910472-14-003097).